CUSTOMER CONCENTRATION RISK (Details Narrative) - Customer Concentration Risk [Member]	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2025
Revenue Benchmark [Member] | Largest Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	68.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage		67.08%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		32.92%